Benefit Plans (Termination, Settlement And Curtailment Changes For Pension Plans) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	$ 41	$ 12
Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	39	9
Net Losses [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment		3
Prior Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	$ 2